Supplemental Information	12 Months Ended
Dec. 31, 2012
Supplemental Information [Abstract]
Supplemental Information [Text Block]
Supplemental Information

The following tables present details of prepaid and other current assets, other assets, accrued and other liabilities and other long-term liabilities as presented on the consolidated balance sheets:

Prepaid and other current assets	December 31,
(in Millions)	2012	2011
Prepaid insurance	$7.1	$7.6
Income and value added tax receivables	59.7	57.6
Environmental obligation recoveries (Note 10)	13.3	9.4
Other prepaid and current assets	101.0	98.8
Total	$181.1	$173.4

Other assets	December 31,
(in Millions)	2012	2011
Debt financing fees, net	$7.7	$9.1
Contract manufacturers expenditures	55.9	38.7
Capitalized software, net	32.8	21.8
Environmental obligation recoveries (Note 10)	38.3	48.9
Export tax receivable	23.5	—
Deferred compensation arrangements	33.0	20.9
Other long-term assets	81.1	59.5
Total	$272.3	$198.9

Accrued and other liabilities	December 31,
(in Millions)	2012	2011
Asset retirement obligations, current (Note 8)	$14.9	$9.8
Restructuring reserves (Note 7)	10.5	12.4
Dividend Payable (Note 15)	18.7	10.5
Environmental reserves, current, net of recoveries (Note 10)	15.8	13.6
Other accrued and other liabilities	132.1	139.9
Total	$192.0	$186.2

Other long-term liabilities	December 31,
(in Millions)	2012	2011
Asset retirement obligations, long-term (Note 8)	$10.6	$17.2
Contingencies related to uncertain tax positions (Note 11)	23.3	8.1
Deferred compensation arrangements	39.8	31.8
Self insurance reserves (primarily workers' compensation)	19.6	19.7
Lease obligations	31.8	11.3
Other long-term liabilities	29.4	28.7
Total	$154.5	$116.8